Note 1 - General Information (Details Textual)		1 Months Ended	12 Months Ended
	Aug. 01, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 29, 2025 shares	Dec. 31, 2022
Statement Line Items [Line Items]
Number of operating segments			1
Number of reportable segments			1
Number of shares issued and fully paid (in shares) | shares			150,834,000			113,215,000
Proceeds from issue of ordinary shares | $			$ 59,194,000	$ 0	$ 0
Reverse stock split, ratio	2
Number of shares authorised (in shares) | shares			750,000,000	750,000,000
Increase (decrease) through conversion of convertible instruments, equity | $			$ 0
Reserve of equity component of convertible instruments | $			$ 0	$ 18,399,000
Restricted stock units [member]
Statement Line Items [Line Items]
Reverse stock split, ratio	2
Number of other equity instruments outstanding in share-based payment arrangement			193,148	200,046	201,939		235,109
Share options [member]
Statement Line Items [Line Items]
Reverse stock split, ratio	2
BMC1 conversion rights [member]
Statement Line Items [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	13,643,618
Number of shares issuable from share-based compensation arrangement awards	7,075,504
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued and fully paid (in shares) | shares		34,500,000	34,500,000
Share price (in dollars per share) | $ / shares		$ 37
Proceeds from issue of ordinary shares | $		$ 1,212.7
Offering costs | $		$ 3.5
Number of shares authorised (in shares) | shares	750,000,000		750,000,000	0
Par value per share (in dollars per share) | $ / shares	$ 0.002
Class A common shares [member]
Statement Line Items [Line Items]
Reverse stock split, ratio	2
Number of shares authorised (in shares) | shares			0	500,000,000
Class B preference shares [member]
Statement Line Items [Line Items]
Number of shares issued and fully paid (in shares) | shares			2,736,000
Reverse stock split, ratio	2
Number of shares authorised (in shares) | shares			0	125,000,000
Number of shares converted	2,735,938
Increase (decrease) through conversion of convertible instruments, equity | $	$ (47,900,000)
Reserve of equity component of convertible instruments | $	$ 18,400,000